Property and equipment (Detail) (USD $)	Oct. 31, 2012	Jan. 31, 2012	Jan. 31, 2011
Property, Plant and Equipment [Line Items]
Vehicles		$ 8,809	$ 0
Less: accumulated depreciation		(944)	0
Property and equipment, net	$ 6,544	$ 7,865	$ 0